Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	COMMERCE BANCSHARES, INC.
Entity Central Index Key	0000022356
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false